Preferred stock (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Preferred Stock Authorized (in shares)			155,387,025	0
Preferred Stock Issued (in shares)			139,444,346	0
Preferred Stock Outstanding (in shares)			139,444,346	0
Carrying Value			$ 447,747 [1]	$ 0	$ 447,747
Liquidation Preference			$ 470,256	$ 0
Common Stock Issuable Upon Conversion (in shares)			139,444,346
Common stock exchange ratio	206.81%	206.81%	206.81%
Subsequent Event
Class of Stock [Line Items]
Common stock exchange ratio		206.81%
Series A Preferred stock
Class of Stock [Line Items]
Preferred Stock Authorized (in shares)			10,907,993
Preferred Stock Issued (in shares)			10,907,993
Preferred Stock Outstanding (in shares)			10,907,993
Carrying Value			$ 5,500
Liquidation Preference			$ 5,500
Common Stock Issuable Upon Conversion (in shares)			10,907,993
Series A-1 Preferred stock
Class of Stock [Line Items]
Preferred Stock Authorized (in shares)			14,888,608
Preferred Stock Issued (in shares)			14,888,608
Preferred Stock Outstanding (in shares)			14,888,608
Carrying Value			$ 7,400
Liquidation Preference			$ 30,000
Common Stock Issuable Upon Conversion (in shares)			14,888,608
Series B Preferred stock
Class of Stock [Line Items]
Preferred Stock Authorized (in shares)			21,381,446
Preferred Stock Issued (in shares)			21,381,446
Preferred Stock Outstanding (in shares)			21,381,446
Carrying Value			$ 35,000
Liquidation Preference			$ 35,000
Common Stock Issuable Upon Conversion (in shares)			21,381,446
Series C Preferred stock
Class of Stock [Line Items]
Preferred Stock Authorized (in shares)			39,431,582
Preferred Stock Issued (in shares)			39,431,582
Preferred Stock Outstanding (in shares)			39,431,582
Carrying Value			$ 160,200
Liquidation Preference			$ 160,200
Common Stock Issuable Upon Conversion (in shares)			39,431,582
Series D Preferred stock
Class of Stock [Line Items]
Preferred Stock Authorized (in shares)			68,777,396
Preferred Stock Issued (in shares)			52,834,717
Preferred Stock Outstanding (in shares)			52,834,717
Carrying Value			$ 239,600
Liquidation Preference			$ 239,600
Common Stock Issuable Upon Conversion (in shares)			52,834,717

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for additional information.